Liquidity Financial Condition and Management Plans (Details Narrative) - KRW (₩) ₩ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Liquidity Financial Condition And Management Plans
Cash	₩ 166,228	₩ 109,316	₩ 730	₩ 157,971	₩ 153,595